Subsequent Events	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events	NOTE 22: — SUBSEQUENT EVENTS Stock options: Between April 1, 2015 and June 30, 2015, no stock options were granted to the Company’s directors or employees.